Property, Plants and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of property, plant and equipment [Abstract]
Depreciation expenses	$ 16,513	$ 12,071	$ 10,480